SELECTED UNAUDITED QUARTERLY FINANCIAL DATA (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SELECTED UNAUDITED QUARTERLY FINANCIAL DATA
Revenues	$ 2,619	$ 2,741	$ 2,914	$ 2,913	$ 2,632	$ 2,976	$ 2,934	$ 2,679	$ 11,187	$ 11,221	$ 9,250
Gross profit	413	542	532	554	393	495	505	465	2,041	1,858	1,478
Restructuring, impairment and plant closing costs	40	47	5		(4)	155	9	7	92	167	29
Income (loss) from continuing operations	(44)	121	133	170	88	(39)	127	81	380	257	144
Income (loss) before extraordinary gain	(44)	120	131	166	92	(29)	126	67	373	256	186
Net income (loss)	(43)	121	131	166	94	(29)	127	68	375	260	185
Net income (loss) attributable to Huntsman Corporation or Huntsman International LLC	$ (45)	$ 117	$ 127	$ 166	$ 104	$ (31)	$ 117	$ 63	$ 365	$ 253	$ 180